Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
REVENUE	$ 5,839.3	$ 6,217.5	$ 5,928.1
Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	5,839.3	6,217.5	5,928.1
Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,340.4	3,910.8	3,886.6
Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	692.4	519.3	626.9
Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	853.0	787.1	490.2
Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	50.3	212.9	150.2
Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	733.2	673.9	709.5
Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	170.0	113.5	64.7
Commercial Aviation [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	3,371.9	3,527.0	3,348.7
Commercial Aviation [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,077.6	2,461.7	2,452.7
Commercial Aviation [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	354.0	230.8	316.5
Commercial Aviation [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	723.7	641.1	307.8
Commercial Aviation [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	23.5	87.3	89.8
Commercial Aviation [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	53.9	57.6	145.3
Commercial Aviation [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	139.2	48.5	36.6
Defense and Security [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	950.7	932.7	811.1
Defense and Security [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	117.6	179.1	177.2
Defense and Security [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	144.1	103.6	84.8
Defense and Security [member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	11.1	27.7	33.2
Defense and Security [member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	20.7	17.7	21.7
Defense and Security [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	630.4	543.6	479.3
Defense and Security [member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	26.8	61.0	14.9
Executive Jets [Member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	1,484.9	1,730.5	1,718.6
Executive Jets [Member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,123.9	1,247.2	1,226.6
Executive Jets [Member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	194.3	184.3	218.3
Executive Jets [Member] | Operating Segment [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	118.2	118.3	149.2
Executive Jets [Member] | Operating Segment [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	6.1	107.9	38.7
Executive Jets [Member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	38.4	68.8	72.6
Executive Jets [Member] | Operating Segment [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	4.0	4.0	13.2
Other [member] | Operating Segment [member]
Disclosure of geographical areas [line items]
REVENUE	31.8	27.3	49.7
Other [member] | Operating Segment [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	21.3	22.8	30.1
Other [member] | Operating Segment [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE		0.6	7.3
Other [member] | Operating Segment [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 10.5	$ 3.9	$ 12.3